Regulatory Capital Requirements (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2015
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital	250.00%
FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	4.50%		4.50%
Capital conservation buffer	2.50%		1.875%
G-SIB surcharge	1.50%		1.125%
Countercyclical buffer	0.04%		0.01%
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	50.00%
Tier 1 Leverage Ratio	3.00%
U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	4.50%
Capital conservation buffer	2.50%
Total minimum Common Equity Tier 1 capital ratio	7.00%
Countercyclical buffer	2.50%
Tier 1 Leverage Ratio	4.00%
Tier 1 Supplementary Leverage Ratio	3.00%
Phase-in period to eliminate the Accumulated OCI or loss exclusion applied under Basel I and Basel II rules	4 years
Capital conservation buffer phase-in arrangements	0.625%
Phase-in period for full implementation of capital conservation buffer	4 years
Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance	120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting	140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration	100.00%
Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets	¥ 469,272		¥ 473,296
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks	332.20%		293.20%
MUAH [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Approximate increase in regulatory capital ratios due to recent regulatory guidance					0.50%
Stand-alone, Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets	¥ 446,609		¥ 446,539
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks	331.60%		291.20%
BK (US) [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum total risk-based capital ratio to be categorized as "well capitalized"		10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"		8.00%		8.00%
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"		5.00%		5.00%
Common Equity Tier 1 risk-based capital ratio to be categorized as "well capitalized"		6.50%		6.50%